Label	Element	Value
C000238442 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	5.90%	[1]
C000238442 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.10%	[1]
C000238442 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.40%	[1]
C000238442 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	63.70%	[1]
C000238439 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.70%	[2]
C000238439 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	46.60%	[2]
C000238439 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	7.10%	[2]
C000238441 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	67.60%	[3]
C000048022 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.30%	[4]
C000048022 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.00%	[4]
C000048022 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	44.90%	[4]
C000048022 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.30%	[4]
C000219780 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	18.30%	[5]
C000219780 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	14.70%	[5]
C000219780 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	16.00%	[5]
C000219780 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	29.80%	[5]
C000248080 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	39.40%	[6]
C000248080 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	60.60%	[6]

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.